AMERICAFIRST QUANTITATIVE FUNDS

300 Harding Blvd., Suite 215

Roseville, CA 95678

November 3, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:

AmericaFirst Quantitative Funds – Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File No. 333-179594, 811-22669)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by AmericaFirst Quantitative Funds (the "Trust"), on behalf of the AmericaFirst Quantitative Strategies Fund, AmericaFirst Tactical Alpha Fund, AmericaFirst Income Fund, AmericaFirst Defensive Growth Fund, AmericaFirst Seasonal Rotation Fund, and AmericaFirst Large Cap Share Buyback Fund  pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 21 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 27, 2017 (SEC Accession No. 0001162044-17-000954).

Questions related to this filing should be directed to Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Sincerely,

/s/ Brandon Pokersnik

Brandon Pokersnik

Secretary